ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE
Fee and commission receivable	$ 15,823	¥ 110,157	¥ 81,703
Receivables from other brokers and clients	7,790	54,234	98,527
Total	$ 23,613	¥ 164,391	¥ 180,230